Document and Entity Information	Dec. 04, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001794669
Document Type	8-K
Document Period End Date	Dec. 04, 2024
Entity Registrant Name	SHIFT4 PAYMENTS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39313
Entity Tax Identification Number	84-3676340
Entity Address, Address Line One	3501 Corporate Pkwy
Entity Address, City or Town	Center Valley
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18034
City Area Code	(888)
Local Phone Number	276-2108
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001
Trading Symbol	FOUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false